Incorporated herein by reference is a supplement to the prospectus of MFS Strategic Income Fund, a series of MFS Series Trust VIII (File No. 033-37972]), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 29, 2020 (SEC Accession No. 0000912938-20-000291).